Capital Management - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of objectives, policies and processes for managing capital [line items]
Senior notes and debentures exchanged	$ 8,175
Bottom of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Potential percentage of free cash flow targeted to be paid out	40.00%
Top of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Potential percentage of free cash flow targeted to be paid out	60.00%
Common shares, debt and other securities authorized for issuance	$ 11,000